CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	5 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (3,038)	$ (1,075,657)
Adjustments to reconcile net loss to net cash used in operating activities:
Unrealized gain on marketable securities held in Trust Account		(615,937)
Changes in operating assets and liabilities:
Prepaid expenses and other assets		(368,554)
Accounts payable, accrued expenses and income tax payables	1,600	785,444
Franchise tax payable		147,600
Net cash used in operating activities	(1,438)	(1,127,104)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash deposited to Trust Account		(116,150,000)
Net cash used in investing activities		(116,150,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from initial public offering, net of underwriters' discount	25,000	114,500,000
Proceeds from private placement		3,760,000
Proceeds from notes payable - related party	55,000
Payment of Sponsor loan		(80,000)
Payment of offering costs	(67,125)	(431,000)
Net cash provided by financing activities	12,875	117,749,000
NET CHANGE IN CASH	11,437	471,896
CASH, BEGINNING OF PERIOD		3,913
CASH, END OF PERIOD	11,437	475,809
Supplemental disclosure of noncash activities:
Deferred offering costs included in accrued offering costs	$ 230,000
Accretion of common stock subject to possible redemption to redemption value		$ 6,090,102